Summary of Significant Accounting Policies and Organization - Schedule of Fair Value of Financial Instruments (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of assets and liabilities
Level 1 [Member]
Fair value of assets and liabilities
Level 2 [Member]
Fair value of assets and liabilities
Level 3 [Member]
Fair value of assets and liabilities